Superannuation commitments - Significant assumptions (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Australia
Superannuation commitments
Discount rate	3.10%	2.60%
Salary increases	3.20%	2.70%
Inflation rate (pensioners received inflationary increase)	2.20%	1.70%
Life expectancy of a 60-year-old male	31 years 4 months 24 days	31 years 3 months 18 days
Life expectancy of a 60-year-old female	34 years 3 months 18 days	34 years 2 months 12 days
Overseas | Minimum
Superannuation commitments
Discount rate	2.10%	0.70%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	28 years 1 month 6 days	28 years 1 month 6 days
Life expectancy of a 60-year-old female	29 years 7 months 6 days	29 years 6 months
Overseas | Maximum
Superannuation commitments
Discount rate	2.20%	1.50%
Salary increases	5.20%	4.60%
Inflation rate (pensioners received inflationary increase)	3.60%	3.10%
Life expectancy of a 60-year-old male	28 years 4 months 24 days	28 years 2 months 12 days
Life expectancy of a 60-year-old female	29 years 8 months 12 days	29 years 7 months 6 days
Parent Entity | Australia
Superannuation commitments
Discount rate	3.10%	2.60%
Salary increases	3.20%	2.70%
Inflation rate (pensioners received inflationary increase)	2.20%	1.70%
Life expectancy of a 60-year-old male	31 years 4 months 24 days	31 years 3 months 18 days
Life expectancy of a 60-year-old female	34 years 3 months 18 days	34 years 2 months 12 days
Parent Entity | Overseas | Minimum
Superannuation commitments
Discount rate	2.10%	0.70%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	28 years 1 month 6 days	28 years 1 month 6 days
Life expectancy of a 60-year-old female	29 years 7 months 6 days	29 years 6 months
Parent Entity | Overseas | Maximum
Superannuation commitments
Discount rate	2.20%	1.50%
Salary increases	5.20%	4.60%
Inflation rate (pensioners received inflationary increase)	3.60%	3.10%
Life expectancy of a 60-year-old male	28 years 4 months 24 days	28 years 2 months 12 days
Life expectancy of a 60-year-old female	29 years 8 months 12 days	29 years 7 months 6 days